Subordinated Liabilities - Summary of Dated Subordinated Liabilities (Detail) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)
Disclosure of subordinated liabilities [line items]
Dated subordinated liabilities			£ 1,655	£ 2,603
5% Subordinated notes (US$1,500m)
Disclosure of subordinated liabilities [line items]
Interest rate	5.00%	5.00%	5.00%	5.00%
Notional amount | $	$ 1,500	$ 1,500
Borrowings maturity	2023	2023
Dated subordinated liabilities			£ 542	£ 1,132
Maturity period	2023	2023
4.75% Subordinated notes (US$1,000m)
Disclosure of subordinated liabilities [line items]
Interest rate	4.75%	4.75%	4.75%	4.75%
Notional amount | $	$ 1,000	$ 1,000
Borrowings maturity	2025	2025
Dated subordinated liabilities			£ 536	£ 763
Maturity period	2025	2025
7.95% Subordinated notes (US$1,000m)
Disclosure of subordinated liabilities [line items]
Interest rate	7.95%	7.95%	7.95%	7.95%
Notional amount | $	$ 1,000	$ 1,000
Borrowings maturity	2029	2029
Dated subordinated liabilities			£ 242	£ 280
Maturity period	2029	2029
6.50% Subordinated notes
Disclosure of subordinated liabilities [line items]
Interest rate	6.50%	6.50%	6.50%	6.50%
Borrowings maturity	2030	2030
Dated subordinated liabilities			£ 31	£ 40
Maturity period	2030	2030
5.875% Subordinated notes
Disclosure of subordinated liabilities [line items]
Interest rate	5.875%	5.875%	5.875%	5.875%
Borrowings maturity	2031	2031
Dated subordinated liabilities			£ 10	£ 9
Maturity period	2031	2031
5.625% Subordinated notes (US$500m)
Disclosure of subordinated liabilities [line items]
Interest rate	5.625%	5.625%	5.625%	5.625%
Notional amount | $	$ 500	$ 500
Borrowings maturity	2045	2045
Dated subordinated liabilities			£ 294	£ 379
Maturity period	2045	2045